Information Concerning the Group's Consolidated Operations - Revenues by Country of Origin and Other Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Disclosure of revenue [line items]
Revenues	$ 19,171	$ 30,347	$ 51,057
Research tax credit	6,546	8,239	8,433
Subsidies and other	7	11	74
Other income	6,553	8,250	8,507
Total revenues and other income	25,725	38,597	59,564
France [member]
Disclosure of revenue [line items]
Revenues	19,171	30,347	51,057
United States [member]
Disclosure of revenue [line items]
Revenues	$ 0	$ 0	$ 0

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)